Guarantees, commitments and risks - Other information about financial instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Guarantees, commitments and risks
Financial assets held for trading	€ 5,502	€ 6,760
Non-hedging and trading derivatives	(19)	(125)
Other investments valued at fair value	957	929	€ 919
Trade receivables and other	10,955	12,926
Financing receivables	1,207	1,503
Securities	55	55
Trade payables and other	13,141	15,699
Financing payables	26,686	24,518
Net assets (liabilities) for hedging derivatives	(52)	(2)
Financial assets held for trading, Finance income (expense) recognized in profit and loss account	31	127
Non-hedging and trading derivatives, Finance income (expense) recognized in profit and loss account	(415)	273
Other investments valued at fair value, Finance income (expense) recognized in profit and loss account	150	247
Other investments valued at fair value, Finance income (expense) recognized in other comprehensive income	24	(3)
Trade receivables and other, Finance income (expense) recognized in profit and loss account	(213)	(409)
Financing receivables, Finance income (expense) recognized in profit and loss account	99	110
Trade payables and other, Finance income (expense) recognized in profit and loss account	(31)	33
Financing payables, Finance income (expense) recognized in profit and loss account	(632)	(802)
Net assets (liabilities) for hedging derivatives, Finance income (expense) recognized in profit and loss account	(941)	(739)
Net assets (liabilities) for hedging derivatives, Finance income (expense) recognized in other comprehensive income	661	(679)
Other operating income (loss)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Finance income (expense) recognized in profit and loss account	(766)	287
Financial income (expense)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Finance income (expense) recognized in profit and loss account	351	(14)
Trade receivables and other, Finance income (expense) recognized in profit and loss account	13	23
Financing receivables, Finance income (expense) recognized in profit and loss account	92	99
Interest income calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Trade receivables and other, Finance income (expense) recognized in profit and loss account	22	26
Interest expense calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Financing payables, Finance income (expense) recognized in profit and loss account	(531)	(647)
Net (impairment losses) reversal of trade and other receivables
Guarantees, commitments and risks
Trade receivables and other, Finance income (expense) recognized in profit and loss account	(226)	(432)
Net revaluations or impairments
Guarantees, commitments and risks
Financing receivables, Finance income (expense) recognized in profit and loss account	€ (1)	€ 4